RESTRICTED ASSETS (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
RESTRICTED ASSETS
Special guarantee accounts in the Argentine Central Bank	$ 10,294,615	$ 12,691,876
Guarantee deposits for currency forward transactions	2,703,808	2,544,378
Guarantee deposits for credit cards transactions	998,480	1,298,832
Other guarantee deposits	471,762	100,123
Financial assets in guarantee	$ 14,468,665	$ 16,635,209